UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2018 Unaudited

	Principal Amount	Value
Corporate Loans—91.3%
Consumer Discretionary—29.0%
Auto Components—0.1%
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.125%,[LIBOR12+275], 3/7/24[1]	$1,687,188	$1,616,883

Distributors—2.6%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 5.311%-5.311%,[LIBOR4+300], 6/22/23[1]	1,968,062	1,874,579
Tranche B7, 5.522%-5.522%,[LIBOR4+300], 11/17/25[1]	725,309	689,951
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.845%,[LIBOR4+350], 9/26/24[1]	3,318,863	3,003,571
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.875%,[LIBOR12+450], 8/21/22[1]	2,411,226	2,250,192
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.522%,[LIBOR12+500], 9/25/24[1]	5,435,033	5,223,066
Belk, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.034%,[LIBOR4+475], 12/12/22[1]	1,241,896	1,007,662
Jo-Ann Stores LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.509%,[LIBOR4+500], 10/20/23[1]	497,415	475,653
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.787%-5.022%,[LIBOR12+250], 1/30/23[1]	2,179,602	2,089,693
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.777%,[LIBOR4+300], 1/26/23[1]	4,024,085	2,975,589
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.32%,[LIBOR12+300], 3/11/22[1]	6,428,732	5,101,649
United Natural Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.595%,[LIBOR12+425], 10/22/25[1]	3,550,000	2,923,425
		27,615,030

Diversified Consumer Services—1.0%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.148%-6.849%,[LIBOR12+450], 5/8/20[1]	6,429,365	6,099,860
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.337%,[LIBOR4+500], 4/1/21[1]	5,194,762	4,701,260
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.087%,[LIBOR4+875], 4/1/22[1]	760,036	562,427
		11,363,547

Hotels, Restaurants & Leisure—6.6%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.845%,[LIBOR12+350], 5/30/25[1]	2,636,750	2,584,015
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.457%,[LIBOR52+250], 9/15/23[1]	732,257	707,390
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.272%,[LIBOR4+275], 12/23/24[1]	12,560,451	12,102,873
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.136%,[LIBOR4+375], 7/8/22[1]	1,371,990	1,288,985

1      OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.35%,[LIBOR12+200], 12/27/24[1]	$1,351,350	$1,305,742
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.595%,[LIBOR12+225], 4/18/24[1]	2,500,159	2,376,039
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.845%,[LIBOR12+250], 2/1/24[1]	4,413,031	4,193,284
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.563%,[LIBOR4+225], 4/17/24[1]	2,030,617	1,949,393
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.522%,[LIBOR12+300], 5/9/24[1]	2,985,802	2,905,186
Fitness & Sports Clubs LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%,[LIBOR4+325], 4/18/25[1]	333,325	320,825
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.522%,[LIBOR12+200], 11/30/23[1]	1,185,800	1,141,119
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.803%,[LIBOR4+300], 12/1/23[1]	1,648,745	1,591,039
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.845%,[LIBOR4+275], 3/29/24[1]	2,595,388	2,535,901
LTI Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.022%,[LIBOR12+350], 9/6/25[1]	1,985,025	1,874,201
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 5.044%-5.095%,[LIBOR6+275], 8/14/24[1]	8,433,164	7,942,227
SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 5.522%,[LIBOR4+300], 4/1/24[1]	3,815,292	3,652,455
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.303%,[LIBOR4+350], 7/10/25[1]	8,043,727	7,797,388
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.85%,[LIBOR12+250], 6/8/23[1]	4,692,727	4,520,105
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.022%,[LIBOR12+350], 11/15/20[1]	2,144,036	2,040,404
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.56%,[LIBOR12+475], 11/29/24[1]	6,945,958	6,885,181
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.272%,[LIBOR4+200], 5/30/25[1]	1,251,863	1,208,047
		70,921,799

Household Durables—2.7%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.022%,[LIBOR4+350], 9/27/24[1]	2,394,450	2,286,700
American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.804%,[LIBOR12+450], 4/6/24[1]	1,924,328	1,897,868
Callaway Golf Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.736%,[LIBOR12+450], 12/14/25[1]	565,000	560,409
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.567%,[LIBOR4+225], 4/7/25[1]	4,971,197	4,604,571

2      OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Household Durables (Continued)
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.595%,[LIBOR12+325], 8/18/25[1]	$907,725	$885,676
International Textile Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.299%,[LIBOR4+500], 5/1/24[1]	1,301,016	1,278,248
Libbey Glass, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.315%,[LIBOR12+300], 4/9/21[1]	239,308	229,635
Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.022%,[LIBOR12+350], 2/28/25[1]	813,850	780,279
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.482%-6.207%,[LIBOR12+350], 9/7/23[1]	6,341,787	4,541,163
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.307%,[LIBOR12+400], 6/16/25[1]	2,445,082	2,263,229
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.814%-5.818%,[LIBOR4+350], 11/8/23[1]	8,815,611	7,430,810
SIWF Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.553%,[LIBOR12+425], 6/15/25[1]	1,974,826	1,924,231
Varsity Brands Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.022%,[LIBOR12+350], 12/16/24[1]	34,912	33,843
		28,716,662

Media—15.7%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%,[LIBOR4+325], 9/26/21[1]	63,952	39,287
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%,[LIBOR4+325], 7/23/21[1]	880,801	782,442
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.053%-5.053%,[LIBOR4+275], 7/15/25[1]	3,757,775	3,563,836
Tranche B13, 6.307%-6.307%,[LIBOR4+400], 8/14/26[1]	4,230,000	4,007,037
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%,[LIBOR12+325], 10/3/23[1]	1,807,513	1,730,693
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.037%,[LIBOR4+275], 11/18/24[1]	3,016,509	2,848,716
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 0.00%, 12/4/22[2]	320,938	314,519
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 12.44%,[LIBOR12+100], 6/14/19[1]	481,407	483,814
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 0.00%, 9/12/23[2]	1,725,043	1,727,650
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.813%,[LIBOR12+350], 4/9/21[1]	7,854,713	1,531,669
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 9.095%,[LIBOR4+675], 1/30/19[1,3]	40,961,428	27,705,900
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 10.022%,[LIBOR4+750], 7/30/19[1,3]	4,206,170	2,843,665
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.557%-4.557%,[LIBOR12+225], 7/17/25[1]	3,271,313	3,114,290

3      OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Tranche B, 4.658%-4.658%,[LIBOR4+225], 1/15/26[1]	$1,935,000	$1,838,250
Tranche B, 4.807%-4.807%,[LIBOR4+250], 1/25/26[1]	156,900	150,918
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.859%,[LIBOR4+550], 2/28/20[1]	3,907,032	3,457,723
Endemol, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.547%,[LIBOR4+575], 8/13/21[1]	65	62
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 7.553%,[LIBOR4+475], 11/3/23[1]	2,833,186	2,579,262
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 6.045%-6.045%,[LIBOR4+375], 11/27/23[1]	5,020,000	4,882,402
Tranche B4, 6.795%-6.795%,[LIBOR4+450], 1/2/24[1]	905,000	902,059
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.28%,[LIBOR6+275], 12/18/20[1]	5,304,921	5,161,238
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.839%,[LIBOR4+350], 1/7/22[1]	3,879,094	3,731,223
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.148%,[LIBOR4+250], 10/4/24[1]	1,635,965	1,509,178
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.148%,[LIBOR4+575], 8/13/21[1]	4,972,714	4,793,696
Meredith Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.272%,[LIBOR12+275], 1/31/25[1]	1,891,410	1,842,290
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 2st Lien Term Loan, Tranche B, 7.03%,[LIBOR4+450], 7/3/26[1]	1,790,000	1,682,600
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.67%,[LIBOR12+225], 1/17/24[1]	640,219	607,888
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.797%,[LIBOR4+650], 10/13/22[1,4]	11,700,000	11,641,500
NEP Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%,[LIBOR4+325], 10/20/25[1]	6,195,000	5,966,590
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.67%,[LIBOR4+225], 7/19/24[1]	3,693,999	3,507,452
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.522%,[LIBOR12+300], 2/1/24[1]	6,585,041	6,232,642
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.522%,[LIBOR12+300], 11/8/24[1]	4,400,828	4,202,791
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.595%,[LIBOR12+325], 1/30/26[1]	2,220,000	2,150,225
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.272%-5.272%,[LIBOR4+275], 7/31/25[1]	1,406,751	1,292,804
Tranche B12, 5.994%-5.994%,[LIBOR4+300], 1/31/26[1]	3,332,573	3,102,626
SpeedCast International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.553%,[LIBOR4+250], 5/3/25[1]	2,443,336	2,349,671
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.457%,[LIBOR4+275], 12/6/23[1]	2,102,550	1,934,346
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.557%,[LIBOR12+225], 8/15/26[1]	2,930,000	2,796,817

4      OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Media (Continued)
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.345%,[LIBOR12+300], 1/26/24[1]	$6,479,832	$6,377,774
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 5.095%,[LIBOR12+275], 3/15/24[1]	12,111,779	11,021,719
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.807%,[LIBOR12+250], 1/15/26[1]	2,732,096	2,607,103
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 4.807%,[LIBOR12+250], 1/15/26[1]	7,565,000	7,184,897
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.553%,[LIBOR12+325], 8/18/23[1]	7,151,956	6,642,380
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.15%,[LIBOR6+275], 5/18/25[1]	1,233,919	1,139,450
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.807%,[LIBOR12+250], 4/15/25[1]	6,100,000	5,763,555
		169,746,649

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.568%,[LIBOR12+325], 10/25/20[1]	3,297,587	2,797,805

Consumer Staples—3.0%
Beverages—3.0%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.595%,[LIBOR12+225], 2/16/24[1]	2,635,684	2,515,971
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.068%-7.00%,[LIBOR12+275], 4/6/24[1]	4,096,277	3,983,630
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.898%-5.095%,[LIBOR12+275], 10/4/23[1]	4,696,481	4,536,307
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.21%,[LIBOR12+300], 5/17/25[1]	4,592,411	4,417,900
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.772%-4.777%,[LIBOR12+225], 8/3/22[1]	1,051,849	1,006,819
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.128%-5.568%,[LIBOR12+325], 2/5/25[1]	3,566,890	3,409,947
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.053%,[LIBOR12+175], 4/3/25[1]	943,063	922,438
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.557%,[LIBOR12+225], 5/15/24[1]	1,930,760	1,835,670
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.022%,[LIBOR12+350], 4/19/24[1]	2,327,150	2,187,521
Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.114%,[LIBOR4+325], 7/2/25[1]	4,529,744	4,303,257
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.564%,[LIBOR4+325], 3/28/25[1]	1,710,000	1,641,600
Tacala Investment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.772%,[LIBOR4+325], 1/31/25[1]	1,470,496	1,415,352
		32,176,412

5      OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Energy—3.5%
Energy Equipment & Services—2.9%
AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.303%,[LIBOR4+550], 8/1/25[1]	$2,309,213	$2,247,880
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.815%,[LIBOR12+650], 3/30/23[1]	843,555	846,718
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.842%,[LIBOR4+350], 10/31/24[1]	2,008,628	1,960,170
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.303%,[LIBOR12+400], 5/21/25[1]	1,170,733	1,078,052
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 12.897%,[LIBOR12+1,037.5], 12/31/21[1]	180,000	178,200
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.037%,[LIBOR12+475], 12/31/22[1]	870,000	849,703
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.272%,[LIBOR12+375], 10/2/23[1]	3,799,995	3,725,173
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.772%,[LIBOR12+525], 4/11/22[1]	4,318,091	4,064,424
GIP III Stetson I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.598%,[LIBOR4+425], 7/18/25[1]	2,035,000	1,966,319
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.508%,[PRIME4+500], 7/2/23[1]	960,901	958,499
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 11.321%,[LIBOR4+1,032], 8/7/20[1,4]	110,544	108,333
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.522%,[LIBOR12+400], 2/15/24[1]	3,139,094	2,936,356
McDermott Technology Americas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.522%,[LIBOR12+500], 5/12/25[1]	2,165,627	2,027,569
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.386%,[LIBOR4+600], 2/21/21[1]	4,827,992	3,802,068
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.81%,[LIBOR4+350], 12/16/20[1]	512,026	439,063
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.82%,[LIBOR4+350], 12/16/20[1]	189,442	162,446
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.34%,[LIBOR4+400], 9/27/24[1]	1,163,393	1,119,766
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.165%-5.469%,[LIBOR4+300], 4/12/24[1]	3,580,000	3,213,050
		31,683,789

Oil, Gas & Consumable Fuels—0.6%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.82%,[LIBOR4+350], 12/16/20[1]	3,676,562	3,152,652
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.636%,[LIBOR4+425], 8/4/21[1]	3,526,947	3,165,434
		6,318,086

6      OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Financials—5.5%
Commercial Banks—4.9%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.095%-6.595%,[LIBOR4+375], 11/22/23[1]	$4,163,645	$3,984,023
Advisor Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.272%,[LIBOR12+375], 8/15/25[1]	633,413	623,911
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.057%,[LIBOR12+300], 5/9/25[1]	4,344,076	4,118,444
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.065%-5.272%,[LIBOR12+275], 1/25/24[1]	2,222,387	2,129,047
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.595%,[LIBOR4+425], 10/1/25[1]	6,665,000	6,515,037
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%,[LIBOR12+325], 8/21/25[1]	3,231,900	3,100,604
Forest City Enterprises LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.199%,[LIBOR12+400], 10/26/25[1]	1,355,000	1,326,769
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.022%,[LIBOR12+250], 8/27/25[1]	3,380,000	3,194,624
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%,[LIBOR4+300], 4/25/25[1]	5,623,009	5,325,187
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.063%,[LIBOR12+350], 12/20/24[1]	2,044,102	1,985,334
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.05%-5.068%,[LIBOR12+275], 6/28/23[1]	1,671,591	1,608,906
Jane Street Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.992%,[LIBOR12+300], 8/25/22[1]	847,326	826,846
Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.345%,[LIBOR4+450], 2/28/25[1]	1,701,450	1,663,168
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.522%,[LIBOR12+300], 1/8/24[1]	3,961,603	3,758,571
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.345%,[LIBOR12+300], 10/24/22[1]	8,411,800	7,640,732
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.803%,[LIBOR4+300], 5/16/24[1]	5,129,642	4,853,924
		52,655,127

Consumer Finance—0.3%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.78%,[LIBOR12+525], 9/29/20[1]	2,267,879	2,217,793
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.35%,[LIBOR12+900], 9/29/21[1,4]	705,915	698,856
		2,916,649

Insurance—0.3%
AssuredPartners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.595%,[LIBOR12+325], 10/22/24[1]	3,442,650	3,259,777

7      OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care—7.8%
Health Care Equipment & Supplies—7.8%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 8.565%,[LIBOR4+612.5], 1/16/23[1]	$1,058,134	$957,611
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.845%,[LIBOR4+450], 10/24/23[1]	1,823,250	1,792,856
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.875%,[LIBOR4+300], 5/4/25[1]	2,232,571	2,122,796
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.022%,[LIBOR12+450], 6/30/25[1]	2,180,534	2,153,822
Bausch Health Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.314%,[LIBOR4+300], 6/2/25[1]	3,223,047	3,087,421
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.345%,[LIBOR4+400], 6/7/19[1]	155,960	152,295
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.095%,[LIBOR12+275], 3/1/24[1]	2,689,817	2,559,805
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche H, 5.563%,[LIBOR4+300], 1/27/21[1]	4,829,456	4,656,997
Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.925%,[LIBOR12+275], 6/1/22[1]	1,140,000	1,094,400
CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.35%,[LIBOR4+300], 2/6/25[1]	3,156,150	3,009,200
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.587%-5.595%,[LIBOR12+325], 6/8/20[1]	5,588,798	5,530,115
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.625%,[LIBOR12+425], 4/29/24[1]	2,792,852	2,653,210
Enterprise Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.272%,[LIBOR4+375], 10/10/25[1]	9,255,000	8,650,093
Equian Buyer Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.537%,[LIBOR12+325], 5/20/24[1]	189,040	183,464
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.313%,[LIBOR4+375], 7/2/25[1]	2,674,177	2,600,637
GoodRX, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.318%,[LIBOR4+300], 10/10/25[1]	2,345,000	2,268,788
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.272%,[LIBOR12+375], 4/30/25[1]	1,108,198	1,065,255
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan Delayed Draw, 3.75%, 4/30/25[2]	101,627	97,689
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.022%,[LIBOR4+250], 8/18/22[1]	1,718,915	1,639,415
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.053%,[LIBOR4+325], 2/2/24[1]	1,694,200	1,633,488
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 10.386%,[LIBOR4+525], 11/30/21[1,5]	1,603,702	208,481
LifeScan Global Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.312%,[LIBOR4+600], 10/1/24[1]	3,375,000	3,197,812
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.553%-5.553%,[LIBOR4+275], 9/24/24[1]	1,394,177	1,287,523
Tranche B, 5.517%-5.517%,[LIBOR4+300], 2/24/25[1]	3,307,893	3,068,368

8      OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.553%,[LIBOR4+300], 6/7/23[1]	$5,103,172	$4,851,560
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.803%,[LIBOR4+300], 1/31/21[1]	2,317,046	2,288,802
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.242%,[LIBOR4+575], 7/31/19[1,5]	1,082,947	162,442
One Call Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.557%,[LIBOR12+525], 11/27/22[1]	3,032,422	2,695,823
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.544%,[LIBOR4+325], 6/30/25[1]	3,941,874	3,665,943
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.095%,[LIBOR4+300], 9/27/24[1]	1,404,449	1,279,804
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.81%-6.75%,[LIBOR12+250], 3/6/25[1]	2,276,839	2,189,557
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.60%,[LIBOR4+325], 9/2/24[1]	3,423,457	3,271,558
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.095%,[LIBOR12+275], 2/6/24[1]	5,003,148	4,496,579
US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.345%,[LIBOR12+300], 6/23/24[1]	183,141	175,952
VVC Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.686%,[LIBOR12+425], 7/9/25[1]	2,578,538	2,488,289
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.522%,[LIBOR4+300], 12/2/24[1]	1,519,650	1,446,517
		84,684,367

Industrials—16.2%
Aerospace & Defense—0.4%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.303%,[LIBOR4+350], 4/9/20[1]	1,357,928	1,207,198
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.553%,[LIBOR4+375], 7/11/25[1]	3,331,650	3,219,207
		4,426,405

Commercial Services & Supplies—8.3%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%,[LIBOR12+375], 2/27/25[1]	1,360,395	1,325,542
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.75%, 2/27/25[2]	171,325	166,936
AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.772%,[LIBOR12+325], 12/13/23[1]	2,815,160	2,702,554
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.136%,[LIBOR4+375], 7/28/22[1]	6,405,410	6,094,748
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.345%-5.345%,[LIBOR12+300], 8/4/22[1]	4,796,709	4,621,965
Tranche B6, 5.345%-5.345%,[LIBOR12+300], 11/3/23[1]	4,916,440	4,725,928
Tranche B7, 5.345%-5.345%,[LIBOR12+300], 11/3/24[1]	995,000	954,891
Asurion LLC, Sr. Sec. Credit Facilities 2st Lien Term Loan, 8.845%,[LIBOR12+650], 8/4/25[1]	2,575,000	2,554,091

9      OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.045%,[LIBOR12+375], 2/28/25[1]	$3,857,882	$3,771,080
Blackhawk Network Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.522%,[LIBOR4+300], 6/15/25[1]	3,785,975	3,615,625
Boing US Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.839%,[LIBOR4+325], 10/3/24[1]	2,725,902	2,623,681
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.742%,[LIBOR4+450], 12/8/23[1]	2,673,804	2,352,948
Ceridian HCM Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.595%,[LIBOR12+325], 4/30/25[1]	1,905,225	1,824,253
CEVA Logistics Finance BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.553%,[LIBOR4+375], 8/4/25[1]	2,433,900	2,373,052
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.886%,[LIBOR4+350], 12/20/19[1]	5,023,958	1,549,062
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.23%,[LIBOR4+525], 6/30/22[1]	1,652,589	1,623,669
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.064%,[LIBOR12+475], 1/5/24[1]	1,614,698	1,606,624
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.868%,[LIBOR4+425], 11/29/25[1]	4,250,433	4,151,271
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.303%,[LIBOR12+350], 5/23/25[1]	1,089,525	1,063,921
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.022%,[LIBOR6+350], 5/1/24[1]	5,230,350	5,099,591
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/1/21[2]	1,265,000	1,144,825
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.136%,[LIBOR4+375], 2/21/25[1]	4,234,589	4,081,106
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.742%,[LIBOR12+350], 4/26/24[1]	3,728,370	3,664,987
Learning Care Group US No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.537%-5.595%,[LIBOR4+325], 3/13/25[1]	526,025	506,299
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.553%,[LIBOR4+575], 3/20/20[1]	1,223,564	1,213,628
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.053%,[LIBOR4+825], 4/17/20[1]	551,135	527,712
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 8.303%,[LIBOR4+550], 9/30/22[1]	3,254,051	2,918,477
Savage Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.82%,[LIBOR12+450], 8/1/25[1]	4,042,557	3,997,078
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.832%-6.845%,[LIBOR4+450], 11/1/24[1]	3,825,762	3,694,616
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.343%,[LIBOR4+400], 9/12/24[1]	5,998,851	5,765,166
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.814%,[LIBOR4+275], 3/17/25[1]	4,178,205	4,117,642

10      OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Trident LS Merger Sub Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.345%,[LIBOR4+325], 5/1/25[1]	$1,564,338	$1,535,006
Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.886%,[LIBOR4+350], 5/21/22[1]	1,885,383	1,838,248
		89,806,222

Industrial Conglomerates—3.3%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.095%,[LIBOR12+375], 2/1/22[1]	2,159,574	2,087,229
Energy Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.053%,[LIBOR4+425], 6/22/25[1]	1,985,025	1,938,704
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.272%,[LIBOR12+275], 7/30/24[1]	913,442	884,472
GrafTech Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.022%,[LIBOR12+350], 2/12/25[1]	1,890,204	1,793,331
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.595%,[LIBOR12+225], 5/17/24[1]	2,411,914	2,284,082
Robertshaw US Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.875%,[LIBOR12+350], 2/28/25[1]	1,409,350	1,293,079
Space Exploration Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.509%,[LIBOR12+425], 11/16/25[1]	3,425,000	3,403,594
Titan Acquisition Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.522%,[LIBOR12+300], 3/28/25[1]	3,349,688	3,081,713
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.845%-4.845%,[LIBOR12+250], 5/30/25[1]	3,544,556	3,354,603
Tranche F, 4.845%-4.845%,[LIBOR12+250], 6/9/23[1]	5,001,441	4,732,613
Tranche G, 4.845%-4.845%,[LIBOR4+250], 8/22/24[1]	1,537,470	1,455,384
Vectra Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.772%,[LIBOR12+325], 3/8/25[1]	1,890,014	1,801,429
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.313%,[LIBOR12+400], 11/30/23[1]	5,266,853	4,812,587
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.303%,[LIBOR4+350], 6/19/21[1]	975,463	925,875
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.28%,[LIBOR4+375], 4/30/25[1]	2,374,050	2,299,861
		36,148,556

Professional Services—0.4%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.595%-5.636%,[LIBOR6+325], 3/3/25[1]	4,053,345	3,854,062
		3,854,062

Road & Rail—1.7%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.045%,[LIBOR12+175], 6/27/25[1]	1,695,000	1,593,300
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.845%,[LIBOR12+450], 5/18/23[1]	2,807,698	2,730,486

11      OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Road & Rail (Continued)
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.522%,[LIBOR12+500], 2/27/24[1]	$297,744	$291,541
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.522%-5.522%,[LIBOR12+300], 7/29/22[1]	1,409,384	1,364,467
Tranche B2, 5.522%-5.522%,[LIBOR12+300], 7/29/22[1]	157,255	152,243
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.957%,[LIBOR4+825], 2/23/22[1,4]	12,017,200	12,509,905
		18,641,942

Transportation Infrastructure—2.1%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.45%-4.54%,[LIBOR12+225], 4/6/24[1]	1,104,619	1,050,079
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.957%,[LIBOR4+425], 5/19/23[1]	2,007,921	1,967,762
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.556%-5.754%,[LIBOR4+325], 3/20/25[1]	1,903,175	1,841,322
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 1.00%, 3/20/25[2]	254,937	246,652
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.82%,[LIBOR12+350], 11/6/24[1]	3,565,351	3,449,477
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.522%,[LIBOR12+400], 5/22/24[1]	3,147,426	3,005,792
Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.272%,[LIBOR4+275], 10/1/25[1]	4,435,000	4,183,314
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.845%,[LIBOR12+275], 6/30/22[1]	6,634,484	6,474,161
		22,218,559

Information Technology—10.4%
Internet Software & Services—9.8%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.303%,[LIBOR4+350], 6/13/24[1]	6,980,759	6,524,531
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.53%,[LIBOR12+425], 12/15/24[1]	16,072,068	15,559,771
Banff Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.053%,[LIBOR4+425], 10/2/25[1]	5,595,000	5,410,561
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 7.445%,[LIBOR4+500], 6/30/21[1]	2,168,935	2,020,200
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.32%,[LIBOR4+300], 5/1/24[1]	2,535,698	2,436,806
EagleView Technology Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.807%,[LIBOR12+350], 8/14/25[1]	785,000	750,982
Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.772%,[LIBOR4+525], 6/27/25[1]	2,613,122	2,576,107
Greeneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.772%,[LIBOR4+350], 12/1/23[1]	2,354,882	2,274,910
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.272%,[LIBOR4+275], 2/1/22[1]	4,424,537	4,254,767

12      OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Internet Software & Services (Continued)
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%,[LIBOR4+325], 8/5/22[1]	$2,472,966	$2,406,196
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.07%,[LIBOR12+575], 4/6/22[1]	2,002,842	1,942,756
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.55%,[LIBOR12+425], 1/20/24[1]	1,803,995	1,758,895
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.022%-5.022%,[LIBOR12+275], 6/21/24[1]	807,464	753,969
Tranche B2, 4.772%-4.772%,[LIBOR4+250], 11/19/21[1]	848,588	810,401
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.099%,[LIBOR12+375], 9/30/24[1]	5,786,638	5,649,206
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%,[LIBOR12+325], 11/29/24[1]	2,640,659	2,551,550
Parker Private Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.312%,[LIBOR4+375], 10/10/25[1]	1,329,000	1,282,485
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.843%,[LIBOR6+650], 12/8/21[1]	1,043,788	871,563
Project Deep Blue Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.553%,[LIBOR4+325], 2/12/25[1]	222,175	212,456
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.572%,[LIBOR4+425], 5/16/25[1]	3,340,000	3,239,800
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.60%,[LIBOR12+325], 4/24/22[1]	6,302,169	5,961,158
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.522%,[LIBOR12+275], 6/21/24[1]	5,459,416	5,097,730
Shutterfly, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.28%,[LIBOR12+275], 8/17/24[1]	1,410,914	1,369,475
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.272%,[LIBOR12+300], 2/5/24[1]	1,535,896	1,482,386
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.272%,[LIBOR12+275], 3/3/23[1]	2,667,495	2,524,131
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.053%,[LIBOR4+325], 9/30/22[1]	1,144,561	1,106,339
SS&C Technologies Holdings Europe Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.595%,[LIBOR4+250], 4/16/25[1]	1,658,526	1,569,678
SS&C Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.595%,[LIBOR4+250], 4/16/25[1]	4,372,053	4,137,843
Sungard Availability Services Capital, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.379%-11.25%,[LIBOR12+700], 9/30/21[1]	819,290	699,674
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.345%-5.522%,[LIBOR12+300], 5/1/24[1]	6,411,795	6,161,735
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.799%,[LIBOR4+250], 9/28/24[1]	1,828,698	1,732,691
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.802%-6.886%,[LIBOR12+450], 1/27/23[1]	7,266,109	6,246,274
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.595%,[LIBOR4+325], 7/2/25[1]	1,132,000	1,079,289

13      OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.845%,[LIBOR12+250], 12/1/23[1]	$3,831,183	$3,582,156
		106,038,471

IT Services—0.6%
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.022%,[LIBOR12+350], 1/3/25[1]	6,295,534	6,117,150
		6,117,150

Materials—8.0%
Chemicals—2.7%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.386%-5.803%,[LIBOR4+300], 1/31/24[1]	3,361,614	3,208,660
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.849%,[LIBOR4+350], 3/16/25[1]	1,821,648	1,764,721
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.022%,[LIBOR12+350], 7/30/21[1]	3,069,571	2,987,721
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%,[LIBOR4+325], 11/7/24[1]	1,429,200	1,397,043
LUX HOLDCO III, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%,[LIBOR4+300], 3/28/25[1]	719,563	702,775
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.522%,[LIBOR12+300], 6/7/23[1]	1,211,569	1,204,754
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.022%,[LIBOR4+350], 2/14/24[1]	1,740,679	1,674,673
OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.803%,[LIBOR4+425], 3/13/25[1]	2,070,034	2,035,102
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.186%,[LIBOR4+475], 10/15/25[1]	2,010,000	1,939,650
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.022%,[LIBOR12+350], 6/13/23[1]	1,436,925	1,422,556
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.549%,[LIBOR12+325], 10/1/25[1]	4,070,000	3,907,200
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.522%,[LIBOR4+300], 9/23/24[1]	2,134,994	2,078,950
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.522%,[LIBOR4+300], 9/23/24[1]	4,930,275	4,800,855
		29,124,660

Construction Materials—1.2%
Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.087%,[LIBOR4+300], 4/12/25[1]	3,343,200	3,059,028
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.095%,[LIBOR12+275], 11/15/23[1]	6,600,769	6,307,893
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.557%,[LIBOR12+225], 2/8/25[1]	1,505,920	1,430,624

14      OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Construction Materials (Continued)
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.522%,[LIBOR12+325], 2/28/24[1]	$2,128,393	$2,021,973
		12,819,518

Containers & Packaging—1.5%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.022%,[LIBOR12+450], 7/31/25[1]	905,450	885,077
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.581%,[LIBOR12+325], 4/3/24[1]	5,560,761	5,247,968
Flex Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.549%,[LIBOR4+325], 6/29/25[1]	3,669,550	3,486,073
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.03%,[LIBOR12+250], 10/14/24[1]	1,983,612	1,906,251
Pro Mach Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.318%,[LIBOR4+300], 3/7/25[1]	1,761,688	1,680,949
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.095%,[LIBOR12+300], 2/5/23[1]	3,738,568	3,574,333
		16,780,651

Metals & Mining—2.5%
Covia Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.136%,[LIBOR4+375], 6/1/25[1]	3,736,225	2,727,444
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.326%-9.326%,[LIBOR12+725], 10/17/22[1]	20,621,145	17,579,526
Tranche B3, 9.992%-9.992%,[LIBOR12+775], 10/17/22[1]	5,481,706	4,714,267
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.272%,[LIBOR12+275], 3/31/25[1]	1,199,348	1,166,367
TMS International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.095%-5.277%,[LIBOR12+275], 8/14/24[1]	445,285	420,794
		26,608,398

Paper & Forest Products—0.1%
Thor Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.088%, 11/1/25[2]	1,510,000	1,434,500

Telecommunication Services—5.2%
Diversified Telecommunication Services—5.2%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.272%,[LIBOR4+275], 1/31/25[1]	14,063,187	13,170,174
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.595%,[LIBOR4+375], 10/2/24[1]	2,179,538	2,107,144
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.35%,[LIBOR12+300], 10/5/23[1]	4,094,506	3,846,277
Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.96%,[LIBOR4+325], 5/27/24[1]	4,651,623	4,235,884
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.28%,[LIBOR12+375], 6/15/24[1]	4,780,649	4,449,016
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.092%,[LIBOR4+750], 5/4/23[1]	5,298,563	5,060,127

15      OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
GTT Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.27%,[LIBOR12+275], 5/31/25[1]	$1,598,845	$1,508,247
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.85%,[LIBOR4+450], 8/6/21[1]	3,913,281	3,402,109
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.85%,[LIBOR4+950], 2/4/22[1]	2,123,972	1,741,657
NeuStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.022%,[LIBOR12+350], 8/8/24[1]	2,358,060	2,272,581
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%,[LIBOR12+250], 2/2/24[1]	9,471,016	9,036,959
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 6.31%,[LIBOR12+400], 3/29/21[1]	6,091,014	5,466,685
		56,296,860

Utilities—2.7%
Electric Utilities—2.7%
Brookfield WEC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.272%,[LIBOR4+375], 8/1/25[1]	2,075,000	2,016,827
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.022%,[LIBOR12+250], 1/15/25[1]	1,260,451	1,195,538
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 5.31%-5.31%,[LIBOR4+250], 1/15/24[1]	2,435,710	2,320,587
Tranche B7, 5.31%-5.31%,[LIBOR4+250], 5/31/23[1]	581,579	553,954
Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.845%,[LIBOR12+350], 12/20/24[1]	808,401	799,912
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.06%,[LIBOR4+325], 6/28/23[1]	2,792,014	2,737,332
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.564%,[LIBOR12+425], 5/2/25[1]	3,433,024	3,312,869
Kestrel Acquisition LLC., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.78%,[LIBOR12+425], 6/2/25[1]	2,119,350	2,095,507
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.272%-6.272%,[LIBOR12+375], 1/30/24[1]	3,102,544	2,944,842
Tranche C, 6.052%-6.052%,[LIBOR12+375], 1/30/24[1]	166,691	158,219
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.803%,[LIBOR4+700], 10/18/22[1]	1,094,800	1,045,534
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.386%,[LIBOR4+400], 11/9/20[1]	6,240,200	5,421,174
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.345%-6.345%,[LIBOR12+400], 7/15/23[1]	3,962,727	3,920,623
Tranche B2, 6.345%-6.345%,[LIBOR12+400], 4/15/24[1]	425,430	420,910
		28,943,828
Total Corporate Loans (Cost $1,053,575,107)		985,732,364

Corporate Bonds and Notes—2.1%
Berry Global, Inc., 4.50% Sec. Nts., 2/15/26[6]	365,000	334,887
Erickson Air-Crane, Inc., 6.00% Sub. Nts., 11/2/20[3,4]	644,070	—
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[6]	6,170,000	5,753,525

16      OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Corporate Bonds and Notes (Continued)
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[6]	$12,450,000	$10,862,625
United States Steel Corp., 6.25% Sr. Unsec. Nts., 3/15/26	6,065,000	5,329,619
Total Corporate Bonds and Notes (Cost $23,953,045)		22,280,656

	Shares
Common Stocks—3.5%
Arch Coal, Inc., Cl. A	259,100	21,502,709
Ascent Resources - Marcellus LLC, Cl. A7	606,015	1,747,444
Avaya Holdings Corp.[7]	268,786	3,913,524
Caesars Entertainment Corp.[7]	688,100	4,672,199
Everyware Global, Inc.[7]	106,918	160,377
Gymboree Corp. (The)[7,8]	76,198	371,465
Gymboree Holding Corp.[7,8]	217,169	1,058,699
Harvey Gulf International Marine LLC[7]	12,360	512,940
J.G. Wentworth Co., Cl. A7	321,823	3,238,344
Larchmont Resources LLC[4,7]	136	34,075
Mach Gen LLC[4,7]	34,118	93,824
Media General, Inc.[4,7,9]	781,336	42,192
Millennium Corporate Claim Litigation Trust[4,7]	5,431	—
Millennium Lender Claim Litigation Trust[4,7]	10,862	—
New Millennium Holdco, Inc.[7]	111,266	10,904
Quicksilver Resources, Inc.[4,7]	11,634,576	—
Sabine Oil[4,7]	1,419	64,565
Templar Energy, Cl. A4,7	154,052	96,283
Total Common Stocks (Cost $52,260,709)		37,519,544

	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts., Strike Price $1, Exp. 12/31/49[4,7]	156,901	4,707
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[4,7]	4,424	18,802
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[4,7]	929	2,903
Total Rights, Warrants and Certificates (Cost $607,573)		26,412

	Shares
Investment Company—3.7%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.35%[8,10] (Cost $40,102,039)	40,102,039	40,102,039
Total Investments, at Value (Cost $1,170,498,473)	100.6%	1,085,661,015
Net Other Assets (Liabilities)	(0.6)	(6,500,199)
Net Assets	100.0%	$1,079,160,816

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

17      OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

4. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

5. Interest or dividend is paid-in-kind, when applicable.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $16,951,037 or 1.57% of the Fund’s net assets at period end.

7. Non-income producing security.

8. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2018	Gross Additions	Gross Reductions	Shares December 31, 2018
Common Stock
Gymboree Corp. (The)	76,198	—	—	76,198
Gymboree Holding Corp.	217,169	—	—	217,169
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	29,326,497	230,512,227	219,736,685	40,102,039

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Common Stock
Gymboree Corp. (The)	$371,465	$898	$—	$ (566,761)
Gymboree Holding Corp.	1,058,699	2,560	—	(1,615,303)
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	40,102,039	197,260	—	—

Total	$41,532,203	$200,718	$—	$ (2,182,064)

9. Security received as the result of issuer reorganization.

10. Rate shown is the 7-day yield at period end.

Glossary:

Definitions
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR52	London Interbank Offered Rate-Weekly
PRIME4	United States Prime Rate-Quarterly

18      OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS December 31, 2018 Unaudited

1. Organization

Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end, management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use

19      OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

20      OPPENHEIMER MASTER LOAN FUND, LLC

2. Securities Valuation (Continued)

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$960,773,770	$24,958,594	$985,732,364
Corporate Bonds and Notes	—	22,280,656	—	22,280,656
Common Stocks	30,088,432	7,100,173	330,939	37,519,544
Rights, Warrants and Certificates	—	—	26,412	26,412
Investment Company	40,102,039	—	—	40,102,039

Total Assets	$70,190,471	$990,154,599	$25,315,945	$1,085,661,015

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the

21      OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

At period end, securities with an aggregate market value of $985,732,364, representing 91.3% of the Fund’s net assets were comprised of loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase

22      OPPENHEIMER MASTER LOAN FUND, LLC

3. Investments and Risks (Continued)

the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

Cost	$41,616,106
Market Value	$30,549,565
Market Value as % of Net Assets	2.83%

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

23      OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Borrowing and Other Financing

Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $527,889 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these investments have a market value of $511,277 and have been included as Corporate Loans in the Statement of Investments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities in the annual and semiannual reports.

6. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value

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6. Pending Acquisition (Continued)

to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

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Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/15/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/15/2019